Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	84 Months Ended	108 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000212599_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Small Cap Value Index Fund
C000212599_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000212599_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,311
C000212599_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,387
C000212599_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,042
C000212599_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,781
C000212599_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,165
C000212599_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,979
C000212599_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
C000212599_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212599_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,323
C000212599_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,423
C000212599_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,075
C000212599_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,800
C000212599_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,195
C000212599_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,980
C000212599_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000212599_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212599_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,459
C000212599_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,078
C000212599_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,987
C000212599_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,449
C000212599_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,021
C000212599_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,931
C000212598_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Small Cap Growth Index Fund
C000212598_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212598_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,359
C000212598_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,675
C000212598_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,451
C000212598_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,413
C000212598_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,562
C000212598_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,891
C000212598_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
C000212598_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212598_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,369
C000212598_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,695
C000212598_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,448
C000212598_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,384
C000212598_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,516
C000212598_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,830
C000212598_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000212598_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212598_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,459
C000212598_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,078
C000212598_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,987
C000212598_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,449
C000212598_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,021
C000212598_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,931
C000212595_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI Municipal Bond Index Fund
C000212595_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212595_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,296
C000212595_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,656
C000212595_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,618
C000212595_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,876
C000212595_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,163
C000212595_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,266
C000212595_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
C000212595_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212595_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,410
C000212595_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,843
C000212595_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,914
C000212595_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,230
C000212595_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,558
C000212595_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,676
C000183196_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Municipal Income 2025 Fund
C000183196_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000183196_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,964
C000183196_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,960
C000183196_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,709
C000183196_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,973
C000183196_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,413
C000183196_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,849
C000183196_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,920
C000183196_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,270
C000183196_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index
C000183196_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000183196_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,001
C000183196_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,008
C000183196_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,749
C000183196_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,225
C000183196_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,480
C000183196_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,989
C000183196_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,072
C000183196_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,397
C000183196_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000183196_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000183196_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,005
C000183196_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,162
C000183196_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,843
C000183196_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,325
C000183196_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,797
C000183196_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,786
C000183196_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,130
C000183196_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,487
C000183198_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000183198_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000183198_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,964
C000183198_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,960
C000183198_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,709
C000183198_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,984
C000183198_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,413
C000183198_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,848
C000183198_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,920
C000183198_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,270
C000183198_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index
C000183198_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000183198_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,001
C000183198_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,008
C000183198_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,749
C000183198_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,225
C000183198_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,480
C000183198_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,989
C000183198_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,072
C000183198_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,397
C000183198_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000183198_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000183198_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,005
C000183198_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,162
C000183198_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,843
C000183198_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,325
C000183198_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,797
C000183198_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,786
C000183198_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,130
C000183198_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,487
C000183197_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000183197_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,725
C000183197_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,688
C000183197_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,660
C000183197_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,360
C000183197_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,589
C000183197_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,986
C000183197_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,417
C000183197_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,459
C000183197_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,767
C000183197_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index
C000183197_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000183197_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,001
C000183197_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,008
C000183197_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,749
C000183197_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,225
C000183197_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,480
C000183197_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,989
C000183197_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,072
C000183197_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,397
C000183197_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000183197_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000183197_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,005
C000183197_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,162
C000183197_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,843
C000183197_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,325
C000183197_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,797
C000183197_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,786
C000183197_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,130
C000183197_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,487
C000212597_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Mid Cap Value Index Fund
C000212597_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212597_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,735
C000212597_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,349
C000212597_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,003
C000212597_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,271
C000212597_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,858
C000212597_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,559
C000212597_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
C000212597_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212597_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,756
C000212597_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,402
C000212597_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,062
C000212597_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,329
C000212597_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,925
C000212597_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,647
C000212597_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000212597_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212597_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,459
C000212597_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,078
C000212597_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,987
C000212597_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,449
C000212597_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,021
C000212597_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,931
C000212596_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Mid Cap Growth Index Fund
C000212596_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212596_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,886
C000212596_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,643
C000212596_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,018
C000212596_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,566
C000212596_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,601
C000212596_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,711
C000212596_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
C000212596_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212596_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,946
C000212596_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,738
C000212596_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,083
C000212596_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,647
C000212596_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,702
C000212596_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,861
C000212596_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000212596_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212596_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,459
C000212596_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,078
C000212596_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,987
C000212596_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,449
C000212596_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,021
C000212596_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 21,931